Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, beginning balance	$ 15.7	$ 8.4	$ 3.3
Additions based on tax positions related to current year		0.1
Additions for tax positions of prior years	0.9	8.9	6.0
Reductions for tax positions of prior years	(3.7)	(1.7)	(0.9)
Unrecognized tax benefits, ending balance	$ 12.9	$ 15.7	$ 8.4